EQUITY-ACCOUNTED INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Detailed Information About EquityAccounted Investments [Abstract]
Summary of Equity-Accounted Investments
The following table outlines the changes in Brookfield Renewable’s equity-accounted investments:

(MILLIONS)	2019	2018	2017
Balance, beginning of year	$684	$509	$206
Investment	144	13	248
Share of net income	29	28	11
Share of other comprehensive income	81	168	54
Dividends received	(16)	(9)	(31)
Foreign exchange translation and other	15	(25)	21

Balance, end of year	$937	$684	$509

The following tables summarize gross revenues and net income of equity-accounted investments in aggregate at 100%:

(MILLIONS)	2019	2018	2017
Revenue	$430	491	$163
Net income	88	79	32
Share of net income (1)	29	28	11

(1)	Brookfield Renewable’s ownership interest in these entities ranges from 13%-60%.

The following table summarizes gross assets and liabilities of equity-accounted investments in aggregate as at December 31:

(MILLIONS)	2019	2018
Current assets	$539	$182
Property, plant and equipment, at fair value	5,912	2,788
Other assets	74	57
Current liabilities	536	93
Non-recourse borrowings	1,513	937
Other liabilities	1,017	38